SEGMENT INFORMATION (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) segment	Dec. 31, 2018 CNY (¥)
Number of operating segments | segment	1
Hong Kong SAR
Long-lived assets | ¥	¥ 1,605,892	¥ 742,390